Consolidated Statements of Changes In Stockholder's Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2011	$ (359,819)	$ 16,499	$ 751,010		$ (1,127,328)
Beginning Balance, Shares at Dec. 31, 2011		16,499,021
Recapitalization		13,499	(13,499)
Recapitalization, Shares		13,499,206
2011 bridge note converted in 2012 related to reverse merger	250,000	1,344	248,656
2011 bridge note converted in 2012 related to reverse merger, Shares		1,343,729
Issuance of common stock for cash	1,056,094	4,352	1,051,742
Issuance of common stock for cash, Shares		4,352,312
Repayment of advances with shares	313,908	1,266	312,642
Repayment of advances with shares, Shares		1,265,381
Value of Beneficial conversion feature in convertible debt	300,000		300,000
Repurchase of shares pursuant to settlement agreement	(232,500)	(3,300)	(229,200)
Repurchase of shares pursuant to settlement agreement, Shares		(3,299,802)
Conversion of convertible debt	300,000	3,000	297,000
Conversion of convertible debt, shares		3,000,000
Shares issued as loan fees	343,500	2,375	341,125
Shares issued as fees, Shares		2,375,000
Offering costs	325,911	0	(325,911)
Receipt of subscription receivable		20	4,980	(5,000)
Receipt of subscription receivable, Shares		20,000
Fractional rounding		26
Issuance of common stock as compensation
Deemed dividend for beneficial conversion feature of series A preferred stock
Dividends on series A preferred stock
Net Loss 2013	(1,457,470)				(1,457,470)
Ending Balance at Dec. 31, 2012	187,802	39,055	2,738,545	(5,000)	(2,584,798)
Ending Balance, Shares at Dec. 31, 2012		39,054,867
Issuance of common stock for cash	1,238,000	3,446	1,234,554
Issuance of common stock for cash, Shares		3,446,429
Value of Beneficial conversion feature in convertible debt	2,600,000
Conversion of convertible debt	514,667	1,608	513,059
Conversion of convertible debt, shares		1,608,333
Shares issued as loan fees	679,353	5,575	673,778
Shares issued as fees, Shares		5,575,000
Receipt of subscription receivable	5,000			5,000
Issuance of common stock as compensation	(159,005)	463	158,542
Issuance of common stock as compensation, Shares		462,665
Deemed dividend for beneficial conversion feature of series A preferred stock	(2,634,185)				(2,634,185)
Dividends on series A preferred stock	60,000				(60,000)
Public offering costs	(9,553)		(9,553)
Reclassification of warrant liability	(101,418)		(101,418)
Shares issued for services	1,325,500	4,605	1,320,895
Shares issued for services, Shares		4,605,000
Stock option expense	14,822		14,822
Net Loss 2013	(5,473,240)				(5,473,240)
Ending Balance at Dec. 31, 2013	$ (4,154,247)	$ 54,752	$ 6,543,224		$ (10,752,223)
Ending Balance, Shares at Dec. 31, 2013		54,752,294